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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Capital Allocation Aggressive Portfolio

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 72.2%
International 20.2%
Columbia Emerging Markets Fund, Class I Shares (a)	2,725,320	$28,615,862
Columbia European Equity Fund, Class I Shares (a)	5,216,556	36,933,215
Columbia Overseas Value Fund, Class I Shares (a)	4,842,768	41,841,519
Columbia Pacific/Asia Fund, Class I Shares (a)	3,031,966	28,682,397
Total		136,072,993

U.S. Large Cap 44.0%
Columbia Contrarian Core Fund, Class I Shares (a)	2,780,894	63,209,712
Columbia Large Cap Growth Fund, Class I Shares (a)	551,181	20,718,883
Columbia Large Core Quantitative Fund, Class I Shares (a)	4,240,899	40,670,220
Columbia Large Growth Quantitative Fund, Class I Shares (a)	3,123,036	30,449,598
Columbia Large Value Quantitative Fund, Class I Shares (a)	5,646,875	56,581,692
Columbia Select Large Cap Equity Fund, Class I Shares (a)	2,151,495	28,528,828
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	1,619,696	31,503,096
Columbia Select Large-Cap Value Fund, Class I Shares (a)	1,056,775	25,204,087
Total		296,866,116

U.S. Mid Cap 4.2%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	347,566	11,730,359
Columbia Mid Cap Value Fund, Class I Shares (a)	367,707	6,740,064
Columbia Small/Mid Cap Value Fund, Class I Shares (a)	896,793	10,017,182
Total		28,487,605

U.S. Small Cap 3.8%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares (a)(b)	824,649	6,646,669
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	209,699	5,026,477
Columbia Small Cap Core Fund, Class I Shares (a)	525,251	10,625,824

	Shares	Value

Equity Funds (continued)
U.S. Small Cap (continued)
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	99,049	$2,974,444
Total		25,273,414
Total Equity Funds (Cost: $385,581,224)		$486,700,128

Fixed-Income Funds 12.1%
Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	291,951	3,322,406
High Yield 4.7%
Columbia High Yield Bond Fund, Class I Shares (a)	3,328,702	9,986,105
Columbia Income Opportunities Fund, Class I Shares (a)	2,126,071	21,600,880
Total		31,586,985

Investment Grade 6.9%
Columbia Corporate Income Fund, Class I Shares (a)	2,593,857	26,457,338
Columbia Mortgage Opportunities Fund, Class I Shares (a)	388,917	3,935,846
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	3,003,222	16,517,721
Total		46,910,905
Total Fixed-Income Funds (Cost: $80,306,395)		$81,820,296

Alternative Investment Funds 1.6%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	200,132	1,985,310
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	658,062	6,547,714
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	267,084	2,016,485
Total Alternative Investment Funds (Cost: $10,835,803)		$10,549,509

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts —%
S&P 500 Index
	199	1,600.00	12/19/14	54,725
Total Options Purchased Puts (Cost: $3,383,686)				$54,725

	Shares	Value

Money Market Funds 13.5%
Columbia Short-Term Cash Fund, 0.092%(a)(c)	91,102,293	$91,102,293
Total Money Market Funds (Cost: $91,102,293)		$91,102,293
Total Investments
(Cost: $571,209,401) (d)		$670,226,951(e)
Other Assets & Liabilities, Net		3,972,665
Net Assets		$674,199,616

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2014

At October 31, 2014, cash totaling $3,180,682 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
RUSSELL 2000 EMINI ICE	85	USD	9,953,500	12/2014	147,147	—
S&P MID 400 EMINI	106	USD	15,003,240	12/2014	—	(30,470)
S&P500 EMINI	455	USD	45,759,350	12/2014	703,767	—
Total					850,914	(30,470)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	1,743,937	248,800	(14,783)	(65)	1,977,889	—	—	1,985,310
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	6,647,030	105,057	(77,903)	(781)	6,673,403	—	—	6,547,714
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	3,400,572	405,882	(3,617,408)	(189,046)	—	—	—	—
Columbia Commodity Strategy Fund, Class I Shares	5,310,892	619,252	(3,560,502)	(185,131)	2,184,511	—	—	2,016,485
Columbia Contrarian Core Fund, Class I Shares	35,757,701	8,065,022	(3,036,934)	690,237	41,476,026	—	—	63,209,712
Columbia Corporate Income Fund, Class I Shares	32,740,838	895,142	(7,682,108)	306,497	26,260,369	—	731,947	26,457,338
Columbia Emerging Markets Bond Fund, Class I Shares	3,288,572	128,236	(164,441)	4,996	3,257,363	—	101,372	3,322,406
Columbia Emerging Markets Fund, Class I Shares	33,545,358	1,376,713	(9,521,474)	1,334,606	26,735,203	—	—	28,615,862
Columbia European Equity Fund, Class I Shares	36,512,381	3,699,401	(13,988,598)	4,260,054	30,483,238	—	—	36,933,215
Columbia Flexible Capital Income Fund, Class I Shares	2,800,771	63,496	(3,598,455)	734,188	—	—	56,595	—
Columbia High Yield Bond Fund, Class I Shares	9,709,528	467,841	(226,498)	(102)	9,950,769	—	399,354	9,986,105
Columbia Income Opportunities Fund, Class I Shares	19,850,091	958,776	(523,491)	79,513	20,364,889	—	792,703	21,600,880
Columbia Large Cap Growth Fund, Class I Shares	10,831,118	115,275	(1,720,146)	791,152	10,017,399	—	—	20,718,883

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Large Core Quantitative Fund, Class I Shares	20,290,134	5,365,697	(3,924,254)	1,741,164	23,472,741	—	—	40,670,220
Columbia Large Growth Quantitative Fund, Class I Shares	18,006,192	8,670,608	(1,488,089)	586,813	25,775,524	—	—	30,449,598
Columbia Large Value Quantitative Fund, Class I Shares	45,966,722	8,534,214	(3,214,845)	86,560	51,372,651	—	—	56,581,692
Columbia Mid Cap Growth Fund, Class I Shares	26,771,184	504,216	(23,220,188)	5,872,754	9,927,966	—	—	11,730,359
Columbia Mid Cap Value Fund, Class I Shares	10,511,837	1,117,021	(7,830,248)	1,898,186	5,696,796	1,054,625	60,965	6,740,064
Columbia Mortgage Opportunities Fund, Class I Shares	—	3,900,694	(9,168)	111	3,891,637	—	43,871	3,935,846
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	3,868,057	58,744	(91,312)	57,355	3,892,844	—	—	6,646,669
Columbia Overseas Value Fund, Class I Shares	3,243,671	40,597,583	(759,747)	946	43,082,453	—	184,443	41,841,519
Columbia Pacific/Asia Fund, Class I Shares	29,078,698	907,855	(7,131,159)	1,275,325	24,130,719	—	27,062	28,682,397
Columbia Select Large Cap Equity Fund, Class I Shares	29,232,983	1,797,804	(1,942,051)	(87,221)	29,001,515	1,692,295	35,805	28,528,828
Columbia Select Large Cap Growth Fund, Class I Shares	23,916,976	3,162,870	(8,404,170)	2,839,110	21,514,786	2,580,500	—	31,503,096
Columbia Select Large-Cap Value Fund, Class I Shares	17,553,365	2,682	(1,913,370)	828,883	16,471,560	—	—	25,204,087
Columbia Select Smaller-Cap Value Fund, Class I Shares	3,719,750	41,146	(111,706)	27,500	3,676,690	—	—	5,026,477
Columbia Short-Term Cash Fund	68,866,947	56,323,285	(34,087,939)	—	91,102,293	—	49,000	91,102,293
Columbia Small Cap Core Fund, Class I Shares	8,656,962	201,040	(80,725)	15,952	8,793,229	—	—	10,625,824
Columbia Small Cap Growth Fund I, Class I Shares	5,923,807	523,605	(3,482,304)	(61,503)	2,903,605	—	—	2,974,444
Columbia Small/Mid Cap Value Fund, Class I Shares	11,818,166	72,428	(10,501,389)	5,767,075	7,156,280	—	—	10,017,182
Columbia U.S. Government Mortgage Fund, Class I Shares	16,576,915	588,332	(581,421)	(2,459)	16,581,367	—	375,224	16,517,721
Total	546,141,155	149,518,717	(156,506,826)	28,672,669	567,825,715	5,327,420	2,858,341	670,172,226

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2014.
(d)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $571,209,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$104,418,000
Unrealized Depreciation	(5,400,000)
Net Unrealized Appreciation	$99,018,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	486,700,128	—	—	486,700,128
Fixed-Income Funds	81,820,296	—	—	81,820,296
Alternative Investment Funds	10,549,509	—	—	10,549,509
Money Market Funds	91,102,293	—	—	91,102,293
Total Mutual Funds	670,172,226	—	—	670,172,226
Other
Options Purchased Puts	54,725	—	—	54,725
Total Other	54,725	—	—	54,725
Investments in Securities	670,226,951	—	—	670,226,951
Derivatives
Assets
Futures Contracts	850,914	—	—	850,914
Liabilities
Futures Contracts	(30,470)	—	—	(30,470)
Total	671,047,395	—	—	671,047,395

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Capital Allocation Conservative Portfolio

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 17.5%
International 4.9%
Columbia European Equity Fund, Class I Shares (a)	658,243	$4,660,361
Columbia Overseas Value Fund, Class I Shares (a)	1,041,439	8,998,035
Columbia Pacific/Asia Fund, Class I Shares (a)	166,186	1,572,116
Total		15,230,512
U.S. Large Cap 12.0%
Columbia Contrarian Core Fund, Class I Shares (a)	316,912	7,203,407
Columbia Large Core Quantitative Fund, Class I Shares (a)	947,967	9,091,001
Columbia Large Growth Quantitative Fund, Class I Shares (a)	1,060,512	10,339,997
Columbia Large Value Quantitative Fund, Class I Shares (a)	1,033,503	10,355,702
Total		36,990,107
U.S. Small Cap 0.6%
Columbia Small Cap Core Fund, Class I Shares (a)	94,666	1,915,081
Total Equity Funds (Cost: $45,852,962)		$54,135,700

Fixed-Income Funds 65.4%
Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	406,858	4,630,045
High Yield 2.2%
Columbia Income Opportunities Fund, Class I Shares (a)	668,786	6,794,868
Inflation Protected Securities 4.5%
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares (a)	127,771	1,322,432
Columbia Inflation Protected Securities Fund, Class I Shares (a)	1,374,434	12,644,788
Total		13,967,220
International 0.3%
Columbia International Bond Fund, Class I Shares (a)	62,772	696,141

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade 56.9%
Columbia Corporate Income Fund, Class I Shares (a)	7,006,421	$71,465,493
Columbia Limited Duration Credit Fund, Class I Shares (a)	2,941,742	29,270,336
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	9,790,362	53,846,991
Columbia U.S. Treasury Index Fund, Class I Shares (a)	1,926,729	21,502,295
Total		176,085,115
Total Fixed-Income Funds (Cost: $204,513,656)		$202,173,389

Alternative Investment Funds 3.9%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	62,036	615,399
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	457,503	4,552,151
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	717,864	6,920,210
Total Alternative Investment Funds (Cost: $12,439,761)		$12,087,760

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts —%
S&P 500 Index
	25	1,600.00	12/19/14	6,875
Total Options Purchased Puts (Cost: $425,086)				$6,875

	Shares	Value

Money Market Funds 12.9%
Columbia Short-Term Cash Fund, 0.092%(a)(c)	39,999,344	39,999,344
Total Money Market Funds (Cost: $39,999,344)		$39,999,344
Total Investments
(Cost: $303,230,809) (d)		$308,403,068(e)
Other Assets & Liabilities, Net		1,028,728
Net Assets		$309,431,796

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2014

At October 31, 2014, cash totaling $813,254 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO STOXX 50	37	EUR	1,437,827	12/2014	—	(55,904)
RUSSELL 2000 EMINI ICE	21	USD	2,459,100	12/2014	34,073	—
S&P500 EMINI	122	USD	12,269,540	12/2014	288,180	—
TOPIX INDEX	10	JPY	1,190,296	12/2014	42,197	—
Total					364,450	(55,904)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	688,545	82,745	(140,235)	(5,242)	625,813	—	—	615,399
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	5,052,289	48,158	(472,737)	(4,532)	4,623,178	—	—	4,552,151
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	7,404,111	51,011	(255,539)	(8,813)	7,190,770	—	—	6,920,210
Columbia Contrarian Core Fund, Class I Shares	5,736,172	135,442	(1,263,915)	441,462	5,049,161	—	—	7,203,407
Columbia Convertible Securities Fund, Class I Shares	2,441,860	105,957	(3,438,502)	890,685	—	—	60,051	—
Columbia Corporate Income Fund, Class I Shares	67,351,052	10,378,428	(7,169,101)	227,699	70,788,078	25,735	1,595,134	71,465,493
Columbia Emerging Markets Bond Fund, Class I Shares	14,367,796	407,601	(10,573,229)	527,992	4,730,160	—	347,270	4,630,045
Columbia European Equity Fund, Class I Shares	4,371,690	410,353	(1,216,438)	375,105	3,940,710	—	—	4,660,361
Columbia Flexible Capital Income Fund, Class I Shares	5,448,082	184,428	(6,744,640)	1,112,130	—	—	160,665	—
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares	—	1,568,767	(286,140)	346	1,282,973	—	14,820	1,322,432
Columbia Income Opportunities Fund, Class I Shares	7,201,498	312,836	(795,031)	(4,709)	6,714,594	—	254,096	6,794,868
Columbia Inflation Protected Securities Fund, Class I Shares	16,660,871	474,437	(2,818,948)	(118,844)	14,197,516	—	259,600	12,644,788
Columbia International Bond Fund, Class I Shares	936,007	20,098	(257,461)	261	698,905	—	12,901	696,141
Columbia Large Cap Growth Fund, Class I Shares	2,870,230	3,551	(4,100,603)	1,226,822	—	—	—	—
Columbia Large Core Quantitative Fund, Class I Shares	6,124,223	1,689,358	(1,912,074)	652,732	6,554,239	—	—	9,091,001
Columbia Large Growth Quantitative Fund, Class I Shares	7,149,981	3,454,437	(1,810,012)	192,200	8,986,606	—	—	10,339,997
Columbia Large Value Quantitative Fund, Class I Shares	10,322,862	895,228	(1,993,480)	18,007	9,242,617	—	—	10,355,702
Columbia Limited Duration Credit Fund, Class I Shares	30,925,645	663,156	(2,472,677)	187,059	29,303,183	—	426,500	29,270,336
Columbia Overseas Value Fund, Class I Shares	9,157,634	1,228,097	(1,330,085)	66,581	9,122,227	—	37,654	8,998,035
Columbia Pacific/Asia Fund, Class I Shares	1,910,428	107,431	(732,293)	70,137	1,355,703	—	1,454	1,572,116

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Select Large Cap Equity Fund, Class I Shares	1,702,048	134,913	(1,751,328)	(85,633)	—	91,830	1,943	—
Columbia Short-Term Cash Fund	31,246,540	16,440,650	(7,687,846)	—	39,999,344	—	23,747	39,999,344
Columbia Small Cap Core Fund, Class I Shares	1,755,995	56,463	(264,579)	53,819	1,601,698	—	—	1,915,081
Columbia U.S. Government Mortgage Fund, Class I Shares	58,827,651	1,473,597	(5,944,217)	(113,678)	54,243,353	—	1,255,744	53,846,991
Columbia U.S. Treasury Index Fund, Class I Shares	24,429,371	381,527	(2,104,337)	(151,666)	22,554,895	—	247,034	21,502,295
Total	324,082,581	40,708,669	(67,535,447)	5,549,920	302,805,723	117,565	4,698,613	308,396,193

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2014.
(d)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $303,231,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,204,000
Unrealized Depreciation	(4,032,000)
Net Unrealized Appreciation	$5,172,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

EUR	Euro
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	54,135,700	—	—	54,135,700
Fixed-Income Funds	202,173,389	—	—	202,173,389
Alternative Investment Funds	12,087,760	—	—	12,087,760
Money Market Funds	39,999,344	—	—	39,999,344
Total Mutual Funds	308,396,193	—	—	308,396,193
Other
Options Purchased Puts	6,875	—	—	6,875
Total Other	6,875	—	—	6,875
Investments in Securities	308,403,068	—	—	308,403,068
Derivatives
Assets
Futures Contracts	364,450	—	—	364,450
Liabilities
Futures Contracts	(55,904)	—	—	(55,904)
Total	308,711,614	—	—	308,711,614

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Capital Allocation Moderate Portfolio

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 45.8%
International 12.7%
Columbia Emerging Markets Fund, Class I Shares (a)	1,628,507	$17,099,321
Columbia European Equity Fund, Class I Shares (a)	10,789,052	76,386,491
Columbia Overseas Value Fund, Class I Shares (a)	8,828,232	76,275,923
Columbia Pacific/Asia Fund, Class I Shares (a)	4,991,115	47,215,950
Total		216,977,685

U.S. Large Cap 29.3%
Columbia Contrarian Core Fund, Class I Shares (a)	5,392,997	122,582,829
Columbia Large Cap Growth Fund, Class I Shares (a)	684,338	25,724,266
Columbia Large Core Quantitative Fund, Class I Shares (a)	7,554,676	72,449,344
Columbia Large Growth Quantitative Fund, Class I Shares (a)	6,651,896	64,855,980
Columbia Large Value Quantitative Fund, Class I Shares (a)	9,943,379	99,632,660
Columbia Select Large Cap Equity Fund, Class I Shares (a)	2,096,302	27,796,963
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	2,400,376	46,687,314
Columbia Select Large-Cap Value Fund, Class I Shares (a)	1,598,275	38,118,845
Total		497,848,201

U.S. Mid Cap 1.8%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	351,679	11,869,169
Columbia Mid Cap Value Fund, Class I Shares (a)	509,421	9,337,689
Columbia Small/Mid Cap Value Fund, Class I Shares (a)	828,089	9,249,756
Total		30,456,614

U.S. Small Cap 2.0%
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	353,591	8,475,584
Columbia Small Cap Core Fund, Class I Shares (a)	1,238,263	25,050,052
Total		33,525,636
Total Equity Funds (Cost: $610,319,302)		$778,808,136

Fixed-Income Funds 38.4%
Emerging Markets 1.8%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,670,782	30,393,495

	Shares	Value

Fixed-Income Funds (continued)
High Yield 6.4%
Columbia Income Opportunities Fund, Class I Shares (a)	10,796,765	$109,695,135
Inflation Protected Securities 0.9%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	1,611,307	14,824,026
Investment Grade 29.3%
Columbia Corporate Income Fund, Class I Shares (a)	13,608,302	138,804,679
Columbia Intermediate Bond Fund, Class I Shares (a)	23,016,789	211,754,455
Columbia Limited Duration Credit Fund, Class I Shares (a)	3,807,672	37,886,340
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	19,839,460	109,117,033
Total		497,562,507
Total Fixed-Income Funds (Cost: $647,754,147)		$652,475,163

Alternative Investment Funds 4.3%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	1,017,670	10,095,282
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,851,194	28,369,383
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	3,614,491	34,843,692
Total Alternative Investment Funds (Cost: $75,521,653)		$73,308,357

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts —%
S&P 500 Index
	337	1,600.00	12/19/14	92,675
Total Options Purchased Puts (Cost: $5,730,163)				$92,675

	Shares	Value

Money Market Funds 11.1%
Columbia Short-Term Cash Fund, 0.092% (a)(c)	188,632,112	188,632,112
Total Money Market Funds (Cost: $188,632,112)		$188,632,112
Total Investments
(Cost: $1,527,957,377) (d)		$1,693,316,443(e)
Other Assets & Liabilities, Net		7,461,659
Net Assets		$1,700,778,102

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2014

At October 31, 2014, cash totaling $5,944,593 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO STOXX 50	230	EUR	8,937,843	12/2014	—	(347,514)
RUSSELL 2000 EMINI ICE	149	USD	17,447,900	12/2014	241,760	—
S&P MID 400 EMINI	91	USD	12,880,140	12/2014	—	(26,158)
S&P500 EMINI	749	USD	75,326,930	12/2014	1,441,371	—
SPI 200	28	AUD	3,399,087	12/2014	30,907	—
TOPIX INDEX	47	JPY	5,594,391	12/2014	198,326	—
US 10YR NOTE	106	USD	13,394,094	12/2014	108,252	—
US LONG BOND	39	USD	5,502,656	12/2014	81,584	—
Total					2,102,200	(373,672)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	10,128,971	213,378	(139,850)	(298)	10,202,201	—	—	10,095,282
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	28,887,392	111,844	(220,472)	(687)	28,778,077	—	—	28,369,383
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	35,862,323	689,270	(9,697)	(521)	36,541,375	—	—	34,843,692
Columbia Contrarian Core Fund, Class I Shares	78,873,699	8,410,320	(10,467,676)	4,605,693	81,422,036	—	—	122,582,829
Columbia Convertible Securities Fund, Class I Shares	12,734,057	479,010	(18,087,754)	4,874,687	—	143,670	333,177	—
Columbia Corporate Income Fund, Class I Shares	156,553,769	3,601,194	(23,652,284)	597,531	137,100,210	—	3,586,018	138,804,679
Columbia Emerging Markets Bond Fund, Class I Shares	30,330,593	1,144,911	(1,622,485)	35,412	29,888,431	—	927,056	30,393,495
Columbia Emerging Markets Fund, Class I Shares	29,810,957	541,615	(14,922,164)	195,939	15,626,347	—	—	17,099,321
Columbia European Equity Fund, Class I Shares	59,739,469	6,572,973	(6,558,440)	2,010,216	61,764,218	—	—	76,386,491
Columbia Flexible Capital Income Fund, Class I Shares	7,267,193	230,713	(9,114,966)	1,617,060	—	—	227,586	—
Columbia Income Opportunities Fund, Class I Shares	102,704,665	4,086,660	(4,712,532)	1,214,430	103,293,223	—	4,074,264	109,695,135
Columbia Inflation Protected Securities Fund, Class I Shares	16,737,850	482,192	(542,939)	(50,850)	16,626,253	—	301,793	14,824,026
Columbia Intermediate Bond Fund, Class I Shares	226,153,694	6,133,506	(20,749,784)	1,277,547	212,814,963	—	4,480,787	211,754,455
Columbia Large Cap Growth Fund, Class I Shares	17,125,890	76,356	(6,955,997)	4,095,639	14,341,888	—	—	25,724,266
Columbia Large Core Quantitative Fund, Class I Shares	47,184,073	40,324	(9,019,160)	5,323,703	43,528,940	—	—	72,449,344
Columbia Large Growth Quantitative Fund, Class I Shares	48,378,129	8,913,329	(6,098,805)	844,905	52,037,558	—	—	64,855,980

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Large Value Quantitative Fund, Class I Shares	77,245,319	21,901,366	(9,291,681)	251,462	90,106,466	—	—	99,632,660
Columbia Limited Duration Credit Fund, Class I Shares	37,809,997	743,675	(574,300)	10,593	37,989,965	—	541,307	37,886,340
Columbia Mid Cap Growth Fund, Class I Shares	31,679,977	367,457	(27,962,577)	5,935,786	10,020,643	—	—	11,869,169
Columbia Mid Cap Value Fund, Class I Shares	14,787,668	1,542,525	(11,296,728)	2,874,544	7,908,009	1,456,974	84,414	9,337,689
Columbia Overseas Value Fund, Class I Shares	8,405,206	72,240,658	(2,069,244)	9,857	78,586,477	—	339,049	76,275,923
Columbia Pacific/Asia Fund, Class I Shares	51,901,324	1,143,291	(16,608,323)	2,705,635	39,141,927	—	44,587	47,215,950
Columbia Select Large Cap Equity Fund, Class I Shares	29,260,809	1,710,328	(2,591,591)	(117,310)	28,262,236	1,660,388	35,130	27,796,963
Columbia Select Large Cap Growth Fund, Class I Shares	30,450,822	4,336,165	(5,413,878)	1,784,586	31,157,695	3,832,888	—	46,687,314
Columbia Select Large-Cap Value Fund, Class I Shares	25,098,096	2,944	(3,754,742)	1,616,676	22,962,974	—	—	38,118,845
Columbia Select Smaller-Cap Value Fund, Class I Shares	12,644,045	18,511	(8,657,591)	2,182,431	6,187,396	—	—	8,475,584
Columbia Short-Term Cash Fund, 0.092%	139,047,874	126,166,702	(76,582,464)	—	188,632,112	—	95,825	188,632,112
Columbia Small Cap Core Fund, Class I Shares	21,136,088	113,546	(578,248)	116,563	20,787,949	—	—	25,050,052
Columbia Small Cap Growth Fund I, Class I Shares	8,004,302	199,894	(7,941,587)	(262,609)	—	—	—	—
Columbia Small/Mid Cap Value Fund, Class I Shares	12,502,028	23,784	(10,123,066)	4,073,796	6,476,542	—	—	9,249,756
Columbia U.S. Government Mortgage Fund, Class I Shares	111,206,159	2,816,758	(3,961,410)	(20,404)	110,041,103	—	2,491,390	109,117,033
Total	1,519,652,438	275,055,199	(320,282,435)	47,802,012	1,522,227,214	7,093,920	17,562,383	1,693,223,768

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2014.
(d)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $1,527,957,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$179,602,000
Unrealized Depreciation	(14,243,000)
Net Unrealized Appreciation	$165,359,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	778,808,136	—	—	778,808,136
Fixed-Income Funds	652,475,163	—	—	652,475,163
Alternative Investment Funds	73,308,357	—	—	73,308,357
Money Market Funds	188,632,112	—	—	188,632,112
Total Mutual Funds	1,693,223,768	—	—	1,693,223,768
Other
Options Purchased Puts	92,675	—	—	92,675
Total Other	92,675	—	—	92,675
Investments in Securities	1,693,316,443	—	—	1,693,316,443
Derivatives
Assets
Futures Contracts	2,102,200	—	—	2,102,200
Liabilities
Futures Contracts	(373,672)	—	—	(373,672)
Total	1,695,044,971	—	—	1,695,044,971

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Income Builder Fund

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Equity Funds 33.9%
Convertible 3.1%
Columbia Convertible Securities Fund, Class I Shares (a)	2,206,512	$42,651,871
Dividend Income 25.7%
Columbia Dividend Income Fund, Class I Shares (a)	5,037,679	100,048,315
Columbia Dividend Opportunity Fund, Class I Shares (a)	13,186,749	144,263,035
Columbia Global Dividend Opportunity Fund, Class I Shares (a)	5,179,686	107,841,055
Total		352,152,405
U.S. Small Cap 5.1%
Columbia Small Cap Value Fund I, Class I Shares (a)	1,358,620	70,403,718
Total Equity Funds (Cost: $409,062,612)		$465,207,994

	Shares	Value

Fixed-Income Funds 66.1%
Emerging Markets 14.8%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	17,847,583	203,105,495
Floating Rate 5.0%
Columbia Floating Rate Fund, Class I Shares (a)	7,510,980	68,500,143
High Yield 16.2%
Columbia High Yield Bond Fund, Class I Shares (a)	74,139,949	222,419,847
Inflation Protected Securities 2.4%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	3,647,790	33,559,665

	Shares	Value

Fixed-Income Funds (continued)
International 3.5%
Columbia International Bond Fund, Class I Shares (a)	4,345,797	$48,194,889
Investment Grade 24.2%
Columbia Corporate Income Fund, Class I Shares (a)	5,837,891	59,546,487
Columbia Limited Duration Credit Fund, Class I Shares (a)	1,317,470	13,108,826
Columbia Mortgage Opportunities Fund, Class I Shares (a)	10,094,342	102,154,738
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	27,360,157	150,480,864
Columbia U.S. Treasury Index Fund, Class I Shares (a)	597,142	6,664,105
Total		331,955,020
Total Fixed-Income Funds (Cost: $905,765,119)		$907,735,059

Money Market Funds —%
Columbia Money Market Fund, Class I Shares, 0.008% (a)(b)	651,887	651,887
Total Money Market Funds (Cost: $651,887)		$651,887
Total Investments
(Cost: $1,315,479,618) (c)		$1,373,594,940(d)
Other Assets & Liabilities, Net		(88,409)
Net Assets		$1,373,506,531

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Multi-Strategy Fund, Class I Shares*	68,530,703	28,415,978	(94,540,225)	(2,406,456)	—	—	—	—
Columbia Convertible Securities Fund, Class I Shares	31,990,457	3,959,875	(1,196,887)	231,142	34,984,587	357,867	811,830	42,651,871
Columbia Corporate Income Fund, Class I Shares	83,256,608	5,788,886	(27,591,462)	(736,887)	60,717,145	—	1,464,317	59,546,487
Columbia Dividend Income Fund, Class I Shares	48,532,288	43,122,747	(502,084)	40,198	91,193,149	—	1,100,507	100,048,315

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Dividend Opportunity Fund, Class I Shares	108,633,446	6,676,298	(604,038)	52,703	114,758,409	—	3,150,616	144,263,035
Columbia Emerging Markets Bond Fund, Class I Shares	197,802,442	9,941,738	(610,170)	54,238	207,188,248	—	6,033,213	203,105,495
Columbia Floating Rate Fund, Class I Shares	70,230,695	9,079,788	(12,119,682)	662,656	67,853,457	—	1,988,273	68,500,143
Columbia Global Dividend Opportunity Fund, Class I Shares	73,988,923	30,933,319	(290,653)	8,544	104,640,133	—	2,406,326	107,841,055
Columbia High Yield Bond Fund, Class I Shares	139,311,172	72,347,938	(713,310)	118,971	211,064,771	—	6,747,150	222,419,847
Columbia Inflation Protected Securities Fund, Class I Shares	34,226,568	3,159,536	(1,362,893)	(192,512)	35,830,699	—	667,150	33,559,665
Columbia International Bond Fund, Class I Shares	26,071,537	23,396,915	(629,286)	(19,878)	48,819,288	—	462,722	48,194,889
Columbia Limited Duration Credit Fund, Class I Shares	46,921,757	4,959,192	(38,374,494)	(309,960)	13,196,495	—	440,256	13,108,826
Columbia Money Market Fund, Class I Shares	651,838	49	—	—	651,887	—	48	651,887
Columbia Mortgage Opportunities Fund, Class I Shares*	—	101,537,449	—	—	101,537,449	—	904,146	102,154,738
Columbia Real Estate Equity Fund, Class I Shares*	42,104,179	791,392	(55,466,798)	12,571,227	—	142,064	499,822	—
Columbia Small Cap Value Fund I, Class I Shares	33,266,136	30,652,501	(517,086)	84,782	63,486,333	—	—	70,403,718
Columbia U.S. Government Mortgage Fund, Class I Shares	207,925,300	15,374,694	(70,483,150)	(102,127)	152,714,717	—	4,062,375	150,480,864
Columbia U.S. Treasury Index Fund, Class I Shares	6,877,804	149,079	(175,107)	(8,925)	6,842,851	—	74,176	6,664,105
Total	1,220,321,853	390,287,374	(305,177,325)	10,047,716	1,315,479,618	499,931	30,812,927	1,373,594,940

* Issuer was not an affiliate for the entire period ended October 31, 2014.

(b)	The rate shown is the seven-day current annualized yield at October 31, 2014.
(c)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $1,315,480,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$68,764,000
Unrealized Depreciation	(10,649,000)
Net Unrealized Appreciation	$58,115,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	465,207,994	—	—	465,207,994
Fixed-Income Funds	907,735,059	—	—	907,735,059
Money Market Funds	651,887	—	—	651,887
Total Mutual Funds	1,373,594,940	—	—	1,373,594,940
Total	1,373,594,940	—	—	1,373,594,940

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 22, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 22, 2014